Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 4,379	$ 4,335
Exchange differences	128	44
Ending Balance	$ 4,507	$ 4,379